Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 04, 2012 CN	Sep. 30, 2012	Dec. 31, 2011
Accounts Payable And Accrued Expenses [Abstract]
Trade accounts payable		$ 35,380				$ 36,710
Accrued taxes, other than income taxes		5,847				5,568
Accrued payroll and fringe benefits		40,036				40,412
Accrued interest payable		3,030				1,957
Liability for losses on third-party lender-owned consumer loans		3,498				3,062
Accrual for consumer loan payments rejected for non-sufficient funds		10,134				10,224
Ohio Reimbursements		13,400	[1]			0	[1]
Other accrued liabilities		15,339				15,180
Total	$ 137,473	$ 126,664			$ 109,986	$ 113,113
Number Of Customers Reimbursed				14,000

[1]	See Note 15 for further discussion of the Ohio Reimbursements (as defined in Note 15).